UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  JUNE 30, 2011

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA TAX EXEMPT INTERMEDIATE-TERM FUND - 1ST QUARTER REPORT - PERIOD ENDED JUNE 30, 2011


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA TAX EXEMPT INTERMEDIATE-TERM FUND
JUNE 30, 2011

                                                                      (Form N-Q)

48497-0811                                   (C)2011, USAA. All rights reserved.
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PORTFOLIO OF INVESTMENTS

June 30, 2011 (unaudited)

CATEGORIES AND DEFINITIONS

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

PERIODIC AUCTION RESET BONDS - interest rates are reset periodically through an auction mechanism. The bonds have the option to be sold at face value at each interest rate reset date to the extent that there are sufficient bids in the auction.

VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS)    Principal and interest payments are insured by one of the following:
         ACA Financial Guaranty Corp., AMBAC Assurance Corp., Assured Guaranty Corp., Assured Guaranty Municipal Corp., CIFG Assurance, N.A., Financial Guaranty Insurance Co., National Public Finance Guarantee Corp., Radian Asset Assurance, Inc., or XL Capital Assurance. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from DEPFA Bank plc or Dexia Credit Local.

(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

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1  | USAA Tax Exempt Intermediate-Term Fund
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(NBGA)   Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from one of the following: Fannie Mae, Federal Housing Administration, Federal Housing Association Insured Mortgage Nursing Home, Government National Mortgage Association, or Texas Permanent School Fund.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

EDA      Economic Development Authority
EDC      Economic Development Corp.
ETM      Escrowed to final maturity
IDA      Industrial Development Authority/Agency
IDB      Industrial Development Board
IDC      Industrial Development Corp.
ISD      Independent School District
PRE      Prerefunded to a date prior to maturity
USD      Unified School District

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                                                   Portfolio of Investments |  2

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PORTFOLIO OF INVESTMENTS

USAA TAX EXEMPT INTERMEDIATE-TERM FUND
June 30, 2011 (unaudited)

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                  COUPON              FINAL            VALUE
(000)         SECURITY                                                    RATE           MATURITY            (000)
------------------------------------------------------------------------------------------------------------------
              FIXED-RATE INSTRUMENTS (89.6%)

              ALABAMA (0.8%)
$     345     Montgomery BMC Special Care Facilities
                 Financing Auth. (INS)                                    4.88%        11/15/2018       $      345
   16,340     Montgomery Medical Clinic Board                             4.75          3/01/2026           14,307
    5,000     Prattville IDB                                              5.15          9/01/2013            5,312
    5,000     Private Colleges and Universities Facilities Auth. (INS)    4.75          9/01/2026            4,965
                                                                                                        ----------
                                                                                                            24,929
                                                                                                        ----------
              ALASKA (0.4%)
    2,000     State (INS)                                                 4.75          4/01/2021            2,001
    2,520     State (INS)                                                 4.75          4/01/2022            2,521
    2,000     State (INS)                                                 4.75          4/01/2023            2,001
    4,110     State (INS)                                                 4.75          4/01/2024            4,111
                                                                                                        ----------
                                                                                                            10,634
                                                                                                        ----------
              ARIZONA (1.8%)
    1,170     Health Facilities Auth.                                     4.50          4/01/2016            1,231
      425     Health Facilities Auth.                                     5.00          4/01/2017              447
    1,150     Health Facilities Auth.                                     4.75          4/01/2025            1,150
    2,500     Maricopa County Union High School District No. 210 (INS)    4.50          7/01/2024            2,548
   15,000     Mohave County IDA                                           7.50          5/01/2019           16,129
    3,270     Phoenix Civic Improvement Corp., 5.50%, 7/01/2013 (INS)     4.50(a)       7/01/2024            3,245
    2,115     Phoenix Civic Improvement Corp., 5.50%, 7/01/2013 (INS)     4.54(a)       7/01/2025            2,077
    2,000     Pinal County IDA (INS)                                      5.25         10/01/2020            1,958
    1,250     Pinal County IDA (INS)                                      5.25         10/01/2022            1,181
    2,000     Pinal County IDA (INS)                                      4.50         10/01/2025            1,683
    3,540     State (INS)                                                 5.00         10/01/2019            3,905
    7,275     State (INS)                                                 5.25         10/01/2020            8,025
    1,535     State Univ. (INS)                                           5.00          9/01/2024            1,572
    7,180     Univ. Medical Center Corp.                                  5.00          7/01/2022            7,203
                                                                                                        ----------
                                                                                                            52,354
                                                                                                        ----------
              ARKANSAS (0.6%)
    3,125     Baxter County                                               5.00          9/01/2026            2,996
    6,230     Independence County                                         5.00          1/01/2021            6,235
    4,000     Independence County (INS)                                   4.90          7/01/2022            4,068
    4,905     Jefferson County                                            4.60         10/01/2017            4,912
                                                                                                        ----------
                                                                                                            18,211
                                                                                                        ----------
              CALIFORNIA (9.4%)
   10,000     Chabot-Las Positas Community College District (INS)         4.85(b)       8/01/2022            5,557
    5,000     Chabot-Las Positas Community College District (INS)         4.88(b)       8/01/2023            2,548

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3  | USAA Tax Exempt Intermediate-Term Fund
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
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                  COUPON              FINAL            VALUE
(000)         SECURITY                                                    RATE           MATURITY            (000)
------------------------------------------------------------------------------------------------------------------
$   5,000     City and County of San Francisco Airport Commission         5.25%         5/01/2022       $    5,469
    7,000     City and County of San Francisco Airport Commission         5.25          5/01/2023            7,568
    2,000     Coronado Community Dev. Agency (INS)                        5.00          9/01/2024            2,004
    7,000     Health Facilities Financing Auth.                           5.13          7/01/2022            7,241
    5,000     Irvine USD Special Tax District (INS)                       5.25          9/01/2019            5,536
    2,500     Irvine USD Special Tax District (INS)                       4.50          9/01/2020            2,618
    6,745     Kern County Board of Education (INS)                        5.00          6/01/2026            6,568
   20,000     Los Angeles Department of Water and Power (INS)             4.75          7/01/2025           20,801
    3,320     Modesto Irrigation District (INS)                           5.64(b)       7/01/2017            2,442
    3,325     Modesto Irrigation District (INS)                           5.69(b)       7/01/2018            2,314
    5,000     Public Works Board                                          5.50          6/01/2019            5,289
    6,400     Public Works Board                                          5.50          4/01/2021            6,929
    6,755     Public Works Board                                          5.60          4/01/2022            7,298
    3,000     Public Works Board                                          5.13          3/01/2023            3,112
    3,130     Public Works Board                                          5.75          4/01/2023            3,362
    2,500     Public Works Board                                          5.25          3/01/2024            2,584
    2,000     Public Works Board                                          5.38          3/01/2025            2,062
    1,430     Sacramento Financing Auth. (INS)                            5.00         12/01/2024            1,311
   15,265     Sacramento Municipal Utility District Financing
                 Auth. (INS)                                              4.75          7/01/2024           14,642
    4,720     Salinas Union High School District (INS)                    4.37(b)       6/01/2016            3,947
    2,000     Salinas Union High School District (INS)                    4.37(b)      10/01/2016            1,647
    3,525     San Bernardino County Redevelopment Agency (INS)            5.00          9/01/2025            3,031
    2,395     San Diego USD (INS)                                         4.50          7/01/2025            2,418
    5,000     San Francisco City and County Airport                       4.90          5/01/2029            5,027
    3,000     San Jose USD (INS)                                          4.50          6/01/2024            3,007
    7,065     Santa Clara County Financing Auth. (INS)                    4.75          5/15/2023            7,280
    7,400     Santa Clara County Financing Auth. (INS)                    4.75          5/15/2024            7,562
    7,750     Santa Clara County Financing Auth. (INS)                    4.75          5/15/2025            7,876
    2,175     Semitropic Improvement District (INS)                       5.25         12/01/2018            2,329
    2,500     Solano Community College District (INS)                     4.85(b)       8/01/2023            1,289
    4,735     Solano Community College District (INS)                     4.88(b)       8/01/2024            2,268
    4,035     South Orange County Public Financing Auth. (INS)            5.00          8/15/2022            3,974
    4,920     South Orange County Public Financing Auth. (INS)            5.00          8/15/2025            4,671
   20,000     State                                                       5.25         10/01/2022           22,209
   27,445     State                                                       5.75          4/01/2027           29,677
    3,120     Statewide Communities Dev. Auth.                            5.00          5/15/2021            3,103
    3,275     Statewide Communities Dev. Auth.                            5.00          5/15/2022            3,213
    3,440     Statewide Communities Dev. Auth.                            5.00          5/15/2023            3,332
    3,610     Statewide Communities Dev. Auth.                            5.00          5/15/2024            3,448
    3,795     Statewide Communities Dev. Auth.                            5.00          5/15/2025            3,588
    1,245     Systemwide Univ. (INS)                                      5.50         11/01/2015            1,315
   14,715     Tobacco Securitization Auth.                                4.75          6/01/2025           12,831
    3,470     Tuolumne Wind Project Auth.                                 5.00          1/01/2022            3,750
   10,000     Upland City                                                 6.00          1/01/2026           10,336
    2,000     Washington Township Health Care District                    5.75          7/01/2024            2,050
    3,500     Washington Township Health Care District                    5.00          7/01/2025            3,300
                                                                                                        ----------
                                                                                                           275,733
                                                                                                        ----------
              COLORADO (2.0%)
    4,500     Adams County (INS)                                          4.38          9/01/2017            4,605
    5,000     Adams County (INS)                                          5.10          1/01/2019            5,008
   30,955     Denver Health and Hospital Auth.                            4.75         12/01/2027           27,662
    1,000     Health Facilities Auth.                                     5.25          6/01/2023            1,015
   10,000     Regional Transportation District                            5.00          6/01/2025           10,293
    9,045     State (INS)                                                 5.00         11/01/2023            9,227
                                                                                                        ----------
                                                                                                            57,810
                                                                                                        ----------

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                                                   Portfolio of Investments |  4
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
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                  COUPON              FINAL            VALUE
(000)         SECURITY                                                    RATE           MATURITY            (000)
------------------------------------------------------------------------------------------------------------------
              CONNECTICUT (0.4%)
$   4,000     Health and Educational Facilities Auth. (INS)               5.00%         7/01/2025       $    3,635
    4,400     Mashantucket (Western) Pequot Tribe, acquired
                 9/18/1997 and 12/20/2001; cost $4,388(c),(d),(e)         5.70          9/01/2012            1,716
   16,500     Mashantucket (Western) Pequot Tribe, acquired
                 9/18/1997 thru 9/11/2009; cost $14,993(c),(d),(e)        5.75          9/01/2018            6,283
                                                                                                        ----------
                                                                                                            11,634
                                                                                                        ----------
              DELAWARE (0.3%)
    1,495     Health Facilities Auth. (INS)                               4.80          5/01/2017            1,381
    1,830     Health Facilities Auth. (INS)                               4.90          5/01/2018            1,681
    1,000     Health Facilities Auth. (INS)                               5.00          5/01/2019              909
    1,515     Health Facilities Auth. (INS)                               5.05          5/01/2020            1,358
    1,010     Municipal Electric Corp. (INS)                              5.25          7/01/2013            1,014
    1,460     Municipal Electric Corp. (INS)                              5.25          7/01/2017            1,466
    1,580     Municipal Electric Corp. (INS)                              5.25          7/01/2018            1,585
                                                                                                        ----------
                                                                                                             9,394
                                                                                                        ----------
              DISTRICT OF COLUMBIA (1.0%)
    7,000     District of Columbia (INS)                                  5.00          1/01/2025            7,097
    3,870     District of Columbia                                        5.63         10/01/2025            3,969
    5,000     District of Columbia                                        5.75         10/01/2026            5,129
    7,930     District of Columbia (INS)                                  4.75          5/01/2027            6,111
    6,000     District of Columbia                                        5.75         10/01/2027            6,123
                                                                                                        ----------
                                                                                                            28,429
                                                                                                        ----------
              FLORIDA (7.4%)
    5,165     Brevard County School Board (INS)                           5.00          7/01/2025            5,260
    2,500     Broward County Airport System                               5.00         10/01/2024            2,573
    6,500     Broward County School Board (INS)                           5.00          7/01/2023            6,687
    4,000     Broward County School Board (INS)                           5.00          7/01/2024            4,079
    3,710     Broward County School Board (INS)                           5.00          7/01/2025            3,751
    7,905     Dade County (INS)                                           6.00(b)      10/01/2011            7,882
    8,610     Dade County (INS)                                           6.10(b)      10/01/2012            8,256
    3,270     Flagler County School Board (INS)                           5.00          8/01/2025            3,332
    8,000     Hillsborough County IDA                                     5.65          5/15/2018            9,128
    1,725     Hillsborough County IDA                                     5.50         10/01/2023            1,754
    4,250     Indian River County School Board (INS)                      5.00          7/01/2024            4,334
    5,000     JEA St. Johns River Power Park (INS)                        5.00         10/01/2020            5,464
   10,535     Lee County School Board (INS)                               5.00          8/01/2027           10,684
    9,515     Lee County School Board (INS)                               5.00          8/01/2028            9,600
      565     Miami Beach Health Facilities Auth.                         6.13         11/15/2011              568
    7,500     Miami-Dade County                                           3.75         12/01/2018            7,529
    1,670     Miami-Dade County (INS)                                     5.00          4/01/2022            1,725
    2,805     Miami-Dade County (INS)                                     5.00          4/01/2023            2,884
    8,375     Miami-Dade County (INS)                                     4.75         11/01/2023            8,421
    2,345     Miami-Dade County, 5.00%, 10/01/2013 (INS)                  4.54(a)      10/01/2024            2,020
    9,830     Miami-Dade County (INS)                                     4.75         11/01/2024            9,757
    3,670     Miami-Dade County, 5.00%, 10/01/2013 (INS)                  4.57(a)      10/01/2025            3,105
    2,500     Miami-Dade County (INS)                                     5.00         10/01/2026            2,530
    6,440     Miami-Dade County                                           5.00         10/01/2026            6,547
    7,000     Miami-Dade County                                           5.00         10/01/2027            7,069
   10,000     Miami-Dade County School Board (INS)                        5.00          2/01/2024           10,515
   12,000     Miami-Dade County School Board (INS)                        5.25          5/01/2025           12,621
   12,000     Orange County Health Facility Auth.                         5.25         10/01/2022           12,652
    5,000     Orange County Health Facility Auth.                         5.38         10/01/2023            5,216
    7,450     Palm Beach County Health Facilities Auth. (INS)             5.00         12/01/2021            6,639
    1,500     Palm Beach County School Board (INS)                        5.25          8/01/2018            1,557
      650     Palm Beach County School Board (INS)                        5.00          8/01/2022              683

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5  | USAA Tax Exempt Intermediate-Term Fund

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
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                  COUPON              FINAL            VALUE
(000)         SECURITY                                                    RATE           MATURITY            (000)
------------------------------------------------------------------------------------------------------------------
$   8,970     Sunshine State Governmental Financing Commission            5.00%         9/01/2019       $    9,535
    5,525     Sunshine State Governmental Financing Commission            5.00          9/01/2020            5,806
    1,055     Sunshine State Governmental Financing Commission (INS)      5.00          9/01/2021            1,101
    4,585     Volusia County School Board (INS)                           5.00          8/01/2022            4,752
    4,920     Volusia County School Board (INS)                           5.00          8/01/2023            5,073
    5,165     Volusia County School Board (INS)                           5.00          8/01/2024            5,287
                                                                                                        ----------
                                                                                                           216,376
                                                                                                        ----------
              GEORGIA (0.8%)
   10,000     Burke County Dev. Auth.                                     7.00          1/01/2023           11,803
    5,000     Coweta County Dev. Auth. (INS)                              4.35          9/01/2018            5,011
    4,000     Glynn-Brunswick Memorial Hospital Auth.                     5.25          8/01/2023            4,128
    2,620     Savannah Hospital Auth. (INS)                               5.00          7/01/2018            2,624
                                                                                                        ----------
                                                                                                            23,566
                                                                                                        ----------
              GUAM (0.2%)
    6,000     Education Financing Foundation (INS)                        4.50         10/01/2026            4,961
                                                                                                        ----------
              HAWAII (0.1%)
    1,695     Housing Finance and Dev. Corp.                              5.45          7/01/2017            1,698
                                                                                                        ----------
              IDAHO (0.0%)
    1,000     Univ. of Idaho (INS)                                        4.75          4/01/2022            1,019
                                                                                                        ----------
              ILLINOIS (6.5%)
    1,000     Bedford Park Village                                        4.60         12/01/2017            1,017
    3,240     Bedford Park Village                                        4.80         12/01/2020            3,180
    3,085     Bedford Park Village                                        4.90         12/01/2023            2,909
    5,605     Channahon                                                   6.88          1/01/2020            5,605
    4,998     Chicago                                                     6.63         12/01/2022            5,013
    4,925     Chicago Board of Education (INS)                            4.82(b)      12/01/2013            4,646
      995     Chicago-O'Hare International Airport (INS)                  5.50          1/01/2014            1,008
    7,000     Chicago-O'Hare International Airport (INS)                  5.00          1/01/2021            7,367
   10,000     Chicago-O'Hare International Airport (INS)                  5.00          1/01/2022           10,398
    9,000     Chicago-O'Hare International Airport                        5.25          1/01/2024            9,561
    2,370     Finance Auth.                                               5.50          5/01/2017            2,530
    2,000     Finance Auth.                                               5.00          8/15/2017            1,831
    4,340     Finance Auth.                                               5.75          5/01/2018            4,667
   14,360     Finance Auth.                                               5.00          2/15/2019           15,059
    2,080     Finance Auth.                                               5.00          2/15/2020            2,162
    1,710     Finance Auth.                                               5.00          2/15/2022            1,745
      750     Finance Auth.                                               5.25          4/01/2022              730
    2,000     Finance Auth.                                               5.00          4/01/2023            1,574
    3,400     Finance Auth. (INS)                                         5.00         11/01/2023            3,441
   10,500     Finance Auth. (INS)                                         5.00         11/15/2023           10,430
    7,140     Finance Auth.                                               5.13          2/15/2025            6,991
    4,165     Finance Auth.                                               5.00          4/01/2025            3,177
    7,665     Finance Auth.                                               5.38          8/15/2026            7,727
    8,000     Finance Auth.                                               4.50         11/15/2026            7,207
    1,750     Finance Auth.                                               5.40          4/01/2027            1,676
    1,000     Health Facilities Auth.                                     5.25          9/01/2013            1,002
    2,000     Health Facilities Auth.                                     5.25          9/01/2014            2,004
    2,500     Health Facilities Auth.                                     5.25          9/01/2018            2,503
    3,000     Health Facilities Auth. (INS)                               5.00          2/15/2020            3,020
      590     Housing Dev. Auth.                                          4.55          7/01/2021              583
      365     Housing Dev. Auth.                                          4.60          7/01/2023              353
    4,555     Lake County Community Unit School District (INS)            5.13(b)      12/01/2016            3,747

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                                                   Portfolio of Investments |  6

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
PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                  COUPON              FINAL            VALUE
(000)         SECURITY                                                    RATE           MATURITY            (000)
------------------------------------------------------------------------------------------------------------------
$   3,495     Lake County Community Unit School District (INS) (ETM)      5.13%(b)     12/01/2016       $    3,167
    2,500     Metropolitan Pier and Exposition Auth.,
                 5.20%, 6/15/2012 (INS)                                   5.20(a)       6/15/2017            2,616
    2,500     Metropolitan Pier and Exposition Auth.,
                 5.30%, 6/15/2012 (INS)                                   5.30(a)       6/15/2018            2,611
    4,000     Metropolitan Pier and Exposition Auth.,
                 5.40%, 6/15/2012 (INS)                                   5.40(a)       6/15/2019            4,126
    5,000     Metropolitan Pier and Exposition Auth. (INS)                5.70(b)       6/15/2026            2,176
    2,000     Northeastern Illinois Univ.                                 4.75         10/01/2025            2,033
    7,095     Railsplitter Tobacco Settlement Auth.                       5.00          6/01/2018            7,467
   10,000     Railsplitter Tobacco Settlement Auth.                       5.50          6/01/2023           10,175
    5,000     State (INS)                                                 5.00          1/01/2021            5,331
    3,227     Volo Village, Lake County                                   5.00          3/01/2016            3,014
   14,070     Will County Forest Preserve District (INS)                  5.40(b)      12/01/2017           11,604
                                                                                                        ----------
                                                                                                           189,183
                                                                                                        ----------
              INDIANA (2.2%)
   20,000     Finance Auth. (INS)                                         4.55         12/01/2024           19,298
    1,900     Finance Auth.                                               5.00         10/01/2027            1,952
    4,000     Health and Educational Facility Financing Auth.             5.00          2/15/2021            4,166
    8,375     Health and Educational Facility Financing Auth.             5.00          2/15/2022            8,630
    3,000     Jasper County (INS)                                         5.85          4/01/2019            3,353
    4,950     Municipal Power Agency (INS)                                5.25          1/01/2017            5,215
    2,100     Municipal Power Agency (INS)                                5.25          1/01/2018            2,210
    6,000     Rockport (INS)                                              4.63          6/01/2025            5,624
      870     St. Joseph County                                           5.45          2/15/2017              832
    7,260     St. Joseph County(e)                                        5.75          2/15/2019            1,684
   11,000     Univ. of Southern Indiana (INS)                             5.00         10/01/2018           11,058
    1,500     Vanderburgh County Redevelopment District                   5.00          2/01/2026            1,478
                                                                                                        ----------
                                                                                                            65,500
                                                                                                        ----------
              IOWA (1.0%)
    9,190     Finance Auth. (INS)                                         5.00          7/01/2014            9,994
    1,325     Finance Auth. (INS)                                         5.00         12/01/2021            1,312
    1,390     Finance Auth. (INS)                                         5.00         12/01/2022            1,353
    1,460     Finance Auth. (INS)                                         5.00         12/01/2023            1,394
    1,535     Finance Auth. (INS)                                         5.00         12/01/2024            1,434
    1,610     Finance Auth. (INS)                                         5.00         12/01/2025            1,468
    1,690     Finance Auth. (INS)                                         5.00         12/01/2026            1,515
    2,475     Waterloo Community School District                          5.00          7/01/2024            2,565
    2,775     Waterloo Community School District                          5.00          7/01/2025            2,857
    4,510     Waterloo Community School District                          5.00          7/01/2027            4,574
                                                                                                        ----------
                                                                                                            28,466
                                                                                                        ----------
              KANSAS (0.7%)
   15,765     Wyandotte County                                            5.00         12/01/2020           16,160
    8,800     Wyandotte County                                            6.07(b)       6/01/2021            4,947
                                                                                                        ----------
                                                                                                            21,107
                                                                                                        ----------
              KENTUCKY (0.4%)
    7,500     Economic Dev. Finance Auth. (INS)                           5.75         12/01/2028            7,863
    3,725     Pikeville City Hospital Improvement                         5.75          3/01/2026            3,865
                                                                                                        ----------
                                                                                                            11,728
                                                                                                        ----------
              LOUISIANA (3.0%)
    2,150     Local Government Environmental Facilities and
                 Community Dev. Auth. (INS)                               5.25         12/01/2015            2,243
    2,260     Local Government Environmental Facilities and
                 Community Dev. Auth. (INS)                               5.25         12/01/2016            2,347

================================================================================

7  | USAA Tax Exempt Intermediate-Term Fund

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                  COUPON              FINAL            VALUE
(000)         SECURITY                                                    RATE           MATURITY            (000)
------------------------------------------------------------------------------------------------------------------
$   2,355     Local Government Environmental Facilities and
                 Community Dev. Auth. (INS)                               5.25%        12/01/2017       $    2,430
    3,750     Local Government Environmental Facilities and
                 Community Dev. Auth.                                     6.50          8/01/2029            3,912
    7,000     New Orleans (INS)                                           5.13          9/01/2021            7,088
    2,000     Office Facilities Corp. (INS)                               5.25         11/01/2018            2,154
   20,000     Public Facilities Auth.                                     5.00          9/01/2028           20,246
    9,000     Public Facilities Auth.                                     5.00          6/01/2030            9,053
    4,450     St. Martin Parish                                           4.35         10/01/2012            4,606
    3,955     St. Tammany Parish Hospital Service District No. 1 (INS)    5.00          7/01/2018            3,958
    2,440     Terrebonne Parish Hospital Service District No. 1           5.00          4/01/2022            2,579
    2,570     Terrebonne Parish Hospital Service District No. 1           5.00          4/01/2023            2,680
    2,000     Terrebonne Parish Hospital Service District No. 1           4.65          4/01/2024            2,002
    4,250     Terrebonne Parish Hospital Service District No. 1           5.00          4/01/2028            4,245
    9,000     Transportation Auth. (INS)                                  4.38         12/01/2023            9,001
    9,000     Transportation Auth. (INS)                                  4.38         12/01/2024            9,000
                                                                                                        ----------
                                                                                                            87,544
                                                                                                        ----------
              MAINE (0.1%)
    1,685     Housing Auth.                                               5.35         11/15/2021            1,690
    1,500     Jay                                                         4.85          5/01/2019            1,502
                                                                                                        ----------
                                                                                                             3,192
                                                                                                        ----------
              MARYLAND (0.3%)
    1,950     Community Dev. Administration                               5.88          7/01/2016            1,954
    2,500     EDC                                                         6.20          9/01/2022            2,924
    5,000     Health and Higher Educational Facilities Auth.              6.00          1/01/2028            5,045
                                                                                                        ----------
                                                                                                             9,923
                                                                                                        ----------
              MASSACHUSETTS (1.2%)
    4,500     Commonwealth (INS) (PRE)                                    5.50          3/01/2018            4,658
    3,110     Health and Educational Facilities Auth.                     5.00          7/01/2019            3,230
    9,000     Health and Educational Facilities Auth.                     6.00          7/01/2024            9,643
    4,000     Health and Educational Facilities Auth.                     5.00          7/15/2027            3,603
    5,545     Massachusetts Bay Transportation Auth.                      4.60(b)       7/01/2022            3,511
    5,000     Massachusetts Bay Transportation Auth.                      4.70(b)       7/01/2024            2,805
    1,600     Massachusetts Bay Transportation Auth.                      4.73(b)       7/01/2025              847
    4,500     Massachusetts Dev. Finance Agency                           6.25          1/01/2027            4,627
    2,000     Massachusetts Dev. Finance Agency                           5.00          7/01/2030            1,872
      110     Water Pollution Abatement Trust                             4.75          8/01/2025              115
                                                                                                        ----------
                                                                                                            34,911
                                                                                                        ----------
              MICHIGAN (2.2%)
   18,000     Building Auth. (INS)                                        4.81(b)      10/15/2022            9,911
    4,000     Detroit Downtown Dev. Auth. (INS)                           5.00          7/01/2018            3,728
   25,000     Dickinson County EDC                                        4.80         11/01/2018           25,366
    2,675     Hospital Finance Auth.                                      5.00         11/15/2019            2,858
    3,400     Hospital Finance Auth.                                      5.00         11/15/2022            3,511
   12,000     Kent Hospital Finance Auth.                                 5.00         11/15/2029           12,077
    3,000     State Trunk Line Fund                                       5.00         11/01/2019            3,413
    2,000     State Trunk Line Fund                                       5.00         11/01/2020            2,244
                                                                                                        ----------
                                                                                                            63,108
                                                                                                        ----------
              MINNESOTA (1.8%)
    1,080     Chippewa County                                             5.38          3/01/2022            1,064
    5,120     Chippewa County                                             5.50          3/01/2027            4,947

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                  COUPON              FINAL            VALUE
(000)         SECURITY                                                    RATE           MATURITY            (000)
------------------------------------------------------------------------------------------------------------------
$  18,015     Cohasset                                                    4.95%         7/01/2022       $   18,538
    2,500     Higher Education Facilities Auth.                           4.50         10/01/2027            2,498
    3,000     Municipal Power Agency                                      4.38         10/01/2025            3,018
    4,545     St. Paul Housing and Redevelopment Auth.                    5.70         11/01/2015            4,545
    1,500     St. Paul Housing and Redevelopment Auth.                    5.85         11/01/2017            1,500
    7,680     St. Paul Housing and Redevelopment Auth.                    5.15         11/15/2020            7,170
    3,500     St. Paul Housing and Redevelopment Auth.                    5.25          5/15/2026            3,471
    5,260     Washington County Hospital and
                 Redevelopment Auth.                                      5.38         11/15/2018            5,090
                                                                                                        ----------
                                                                                                            51,841
                                                                                                        ----------
              MISSISSIPPI (0.1%)
    1,650     Hospital Equipment and Facilities Auth.                     5.00         12/01/2016            1,781
    1,000     Hospital Equipment and Facilities Auth.                     5.25         12/01/2021            1,026
    1,130     Lincoln County (INS)                                        5.50          4/01/2018            1,130
                                                                                                        ----------
                                                                                                             3,937
                                                                                                        ----------
              MISSOURI (1.0%)
   17,545     Cape Girardeau County Health Care Facilities IDA            5.00          6/01/2027           16,115
    1,000     Cass County                                                 5.00          5/01/2022              951
    3,315     Cass County                                                 5.38          5/01/2022            3,252
    2,000     Cass County                                                 5.50          5/01/2027            1,847
    2,000     Dev. Finance Board                                          4.75          6/01/2025            2,008
    1,570     Fenton City                                                 4.50          4/01/2021            1,582
    1,760     Riverside IDA (INS)                                         5.00          5/01/2020            1,808
    1,330     St. Joseph IDA                                              5.00          4/01/2027            1,355
                                                                                                        ----------
                                                                                                            28,918
                                                                                                        ----------
              MONTANA (0.2%)
    6,500     Forsyth (INS)                                               4.65          8/01/2023            6,725
                                                                                                        ----------
              NEBRASKA (0.0%)
      560     Scotts Bluff County Hospital Auth.                          5.13         11/15/2019              561
                                                                                                        ----------
              NEVADA (0.8%)
    2,865     Clark County                                                5.00          5/15/2020            3,031
   18,000     Humboldt County                                             5.15         12/01/2024           18,977
                                                                                                        ----------
                                                                                                            22,008
                                                                                                        ----------
              NEW HAMPSHIRE (0.2%)
    5,000     Business Finance Auth.                                      5.85         12/01/2022            5,052
                                                                                                        ----------
              NEW JERSEY (3.0%)
    1,780     EDA                                                         5.75         12/01/2016            1,750
   10,000     EDA                                                         5.25          9/01/2019           11,041
    5,000     EDA (INS)                                                   5.00          7/01/2022            5,093
    3,500     EDA                                                         4.45          6/01/2023            3,652
    8,830     EDA                                                         5.25          9/01/2023            9,096
   13,500     EDA                                                         5.50          6/15/2024           12,898
   10,000     New Jersey EDA                                              5.25          9/01/2022           10,746
    2,000     New Jersey Transportation Trust Fund Auth.                  5.25         12/15/2017            2,199
    5,000     New Jersey Transportation Trust Fund Auth. (INS)            5.25         12/15/2022            5,393
   20,000     State Turnpike Auth.                                        5.00          1/01/2021           21,902
    5,000     Tobacco Settlement Financing Corp.                          5.00          6/01/2017            5,123
                                                                                                        ----------
                                                                                                            88,893
                                                                                                        ----------

================================================================================

9  | USAA Tax Exempt Intermediate-Term Fund

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                  COUPON              FINAL            VALUE
(000)         SECURITY                                                    RATE           MATURITY            (000)
------------------------------------------------------------------------------------------------------------------
              NEW MEXICO (1.1%)
$  20,000     Farmington Pollution Control                                4.70%         5/01/2024       $   19,574
    4,890     Jicarilla Apache Nation(c)                                  5.00          9/01/2018            5,142
    3,250     Jicarilla Apache Nation(c)                                  5.50          9/01/2023            3,380
    4,000     Sandoval County                                             4.38          6/01/2020            4,182
                                                                                                        ----------
                                                                                                            32,278
                                                                                                        ----------
              NEW YORK (9.1%)
    2,500     Albany IDA                                                  5.75         11/15/2022            2,629
    4,235     Dormitory Auth.                                             5.75          7/01/2013            4,415
    1,500     Dormitory Auth.                                             5.25          7/01/2015            1,669
    4,000     Dormitory Auth.                                             5.20          2/15/2016            4,010
    5,420     Dormitory Auth. (LOC - Allied Irish Banks plc)              4.40          7/01/2016            5,602
    2,005     Dormitory Auth.                                             5.25          7/01/2016            2,211
    4,760     Dormitory Auth.                                             5.30          2/15/2017            4,771
    2,000     Dormitory Auth.                                             5.25          7/01/2017            2,179
   12,560     Dormitory Auth. (ETM)                                       5.30          2/15/2019           14,541
    5,000     Dormitory Auth.                                             5.00          7/01/2020            5,261
    2,830     Dormitory Auth. (PRE)                                       5.05          2/01/2022            3,025
   24,935     Dormitory Auth.                                             5.00          7/01/2022           25,997
    2,500     Dutchess County IDA                                         4.50          8/01/2026            2,444
      950     East Rochester Housing Auth. (NBGA)                         4.05          2/15/2012              957
    2,000     East Rochester Housing Auth. (NBGA)                         4.63          2/15/2017            2,072
   17,075     Long Island Power Auth.                                     5.00          4/01/2023           18,350
   10,000     Metropolitan Transportation Auth.                           6.25         11/15/2023           11,539
   16,565     Metropolitan Transportation Auth.                           5.00         11/15/2024           17,198
    2,500     Metropolitan Transportation Auth. (INS)                     5.00         11/15/2024            2,621
    6,800     Metropolitan Transportation Auth.                           5.00         11/15/2024            7,102
    5,000     Monroe County IDC (NBGA)                                    5.75          8/15/2030            5,703
    2,050     New York City (PRE)                                         5.63          8/01/2015            2,170
    2,405     New York City                                               5.63          8/01/2015            2,524
      905     New York City (PRE)                                         5.75          8/01/2016              959
    5,960     New York City                                               5.75          8/01/2016            6,254
    1,875     New York City                                               5.25         10/15/2019            2,041
    5,000     New York City                                               5.13         11/15/2022            5,577
    4,330     New York City                                               5.13         12/01/2022            4,771
    6,000     New York City                                               5.13         12/01/2023            6,545
   10,000     New York City                                               5.00          4/01/2024           10,766
    5,240     New York City                                               5.00          8/01/2024            5,625
    5,000     New York City                                               5.25         11/15/2024            5,510
    5,000     New York City                                               5.00          2/01/2025            5,350
   10,000     New York City Municipal Water Finance Auth.                 5.38          6/15/2017           10,445
    3,500     New York City Transitional Finance Auth.                    5.00          1/15/2022            3,836
   25,000     New York City Transitional Finance Auth.                    5.00          5/01/2026           27,024
      775     Suffolk County IDA                                          5.00         11/01/2013              816
    1,880     Suffolk County IDA                                          5.00         11/01/2014            1,997
    1,000     Suffolk County IDA                                          5.00         11/01/2015            1,066
    3,180     Suffolk County IDA (INS)                                    4.75          6/01/2026            2,384
   11,000     Tobacco Settlement Financing Corp.                          5.50          6/01/2018           11,395
    5,000     Westchester County Health Care Corp.                        5.88         11/01/2025            5,001
                                                                                                        ----------
                                                                                                           266,352
                                                                                                        ----------
              NORTH CAROLINA (1.7%)
    6,000     Eastern Municipal Power Agency                              5.50          1/01/2012            6,140
    4,885     Eastern Municipal Power Agency                              5.50          1/01/2015            5,147
    1,830     Eastern Municipal Power Agency                              5.50          1/01/2016            1,924
    1,000     Eastern Municipal Power Agency                              5.50          1/01/2017            1,050
    3,000     Eastern Municipal Power Agency                              5.00          1/01/2024            3,160
    5,000     Eastern Municipal Power Agency                              5.00          1/01/2026            5,196
    4,805     Medical Care Commission                                     6.38          7/01/2026            5,039
    5,500     Medical Care Commission                                     5.00          7/01/2027            5,255
    3,400     Municipal Power Agency No. 1                                5.50          1/01/2013            3,634

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                  COUPON              FINAL            VALUE
(000)         SECURITY                                                    RATE           MATURITY            (000)
------------------------------------------------------------------------------------------------------------------
$   2,000     Municipal Power Agency No. 1                                5.25%         1/01/2020       $    2,243
    3,600     Turnpike Auth. (INS)                                        5.00          1/01/2022            3,891
    3,330     Turnpike Auth. (INS)                                        5.13          1/01/2024            3,550
    4,000     Wake County Industrial Facilities and Pollution
                 Control Financing Auth.                                  5.38          2/01/2017            4,139
                                                                                                        ----------
                                                                                                            50,368
                                                                                                        ----------
              NORTH DAKOTA (0.1%)
    1,000     Grand Forks (INS)                                           5.00         12/15/2022            1,074
    2,055     Williams County                                             5.00         11/01/2021            2,067
                                                                                                        ----------
                                                                                                             3,141
                                                                                                        ----------
              OHIO (1.9%)
    9,000     Air Quality Dev. Auth.                                      5.70          8/01/2020            9,557
    3,000     American Municipal Power, Inc.                              5.00          2/15/2021            3,219
    2,760     American Municipal Power, Inc.                              5.00          2/15/2022            2,923
   12,165     Buckeye Tobacco Settlement Financing Auth.                  5.13          6/01/2024           10,011
    2,400     Fairview Park (INS)                                         4.13         12/01/2020            2,471
    2,650     Franklin County                                             5.50          7/01/2017            2,654
   10,000     Hamilton (INS)                                              4.65         10/15/2022           10,488
    9,000     Hancock County Hospital Facilities                          6.50         12/01/2030            9,638
      675     Housing Finance Agency (NBGA)                               5.10          9/01/2017              705
    1,750     Miami County                                                5.25          5/15/2021            1,829
    2,000     Miami County                                                5.25          5/15/2026            2,010
                                                                                                        ----------
                                                                                                            55,505
                                                                                                        ----------
              OKLAHOMA (1.4%)
    5,360     Cherokee Nation (INS)(c)                                    4.60         12/01/2021            5,272
    9,210     Chickasaw Nation(c)                                         5.38         12/01/2017            9,906
    5,000     Chickasaw Nation(c)                                         6.00         12/01/2025            5,430
    3,895     Comanche County Hospital Auth. (INS)                        5.25          7/01/2022            3,938
    3,000     Comanche County Hospital Auth. (INS)                        5.25          7/01/2023            2,948
    1,400     Norman Regional Hospital Auth.                              5.50          9/01/2024            1,328
   13,100     Norman Regional Hospital Auth.                              5.00          9/01/2027           10,841
                                                                                                        ----------
                                                                                                            39,663
                                                                                                        ----------
              OREGON (0.1%)
    1,000     Washington, Yamhill and Multnomah Counties
                 Hillsboro School District No. 1J (INS)                   4.58(b)       6/15/2025              522
    5,900     Washington, Yamhill and Multnomah Counties
                 Hillsboro School District No. 1J (INS)                   4.59(b)       6/15/2026            2,887
                                                                                                        ----------
                                                                                                             3,409
                                                                                                        ----------
              PENNSYLVANIA (1.5%)
    1,410     Allegheny County Higher Education Building Auth.            5.13          3/01/2025            1,493
    1,000     Allegheny County IDA                                        5.00          9/01/2021              954
    1,220     Allegheny County IDA                                        5.10          9/01/2026            1,095
   17,300     Allegheny County IDA                                        4.75         12/01/2032           17,672
    1,000     Delaware County Auth.                                       5.00         10/01/2025              979
   13,000     Economic Development Financing Auth.                        4.00         10/01/2023           12,246
    7,370     Housing Finance Agency                                      5.00         10/01/2025            7,578
    1,615     Lancaster County Hospital Auth.                             5.00         11/01/2026            1,619
                                                                                                        ----------
                                                                                                            43,636
                                                                                                        ----------
              PUERTO RICO (0.5%)
   14,000     Government Dev. Bank                                        4.75         12/01/2015           14,486
                                                                                                        ----------

================================================================================

11  | USAA Tax Exempt Intermediate-Term Fund

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                  COUPON              FINAL            VALUE
(000)         SECURITY                                                    RATE           MATURITY            (000)
------------------------------------------------------------------------------------------------------------------
              RHODE ISLAND (0.4%)
$     340     Health and Educational Building Corp. (INS)                 5.50%         5/15/2012       $      341
      765     Health and Educational Building Corp. (INS)                 5.50          5/15/2016              767
    5,500     Health and Educational Building Corp. (INS)                 5.00          5/15/2026            5,641
    5,915     Housing and Mortgage Finance Corp.                          4.65         10/01/2026            5,938
                                                                                                        ----------
                                                                                                            12,687
                                                                                                        ----------
              SOUTH CAROLINA (1.9%)
    4,250     Georgetown County                                           5.95          3/15/2014            4,593
    5,000     Georgetown County                                           5.70          4/01/2014            5,408
    5,000     Lexington County Health Services District, Inc.             5.00         11/01/2024            5,110
    7,335     Lexington County Health Services District, Inc.             5.00         11/01/2026            7,366
    7,200     Piedmont Municipal Power Agency (INS)                       5.00          1/01/2028            7,432
    2,700     Piedmont Municipal Power Agency (INS)                       5.00          1/01/2028            2,787
    5,870     SCAGO Educational Facilities Corp. (INS)                    4.75         12/01/2026            5,433
    6,325     SCAGO Educational Facilities Corp. (INS)                    4.75         12/01/2026            5,854
   10,405     Tobacco Settlement Revenue Management Auth.                 5.00          6/01/2018           10,420
                                                                                                        ----------
                                                                                                            54,403
                                                                                                        ----------
              SOUTH DAKOTA (0.3%)
    1,700     Health and Educational Facilities Auth.                     5.00         11/01/2024            1,784
    6,025     Housing Dev. Auth. (INS)                                    5.15         11/01/2020            6,119
                                                                                                        ----------
                                                                                                             7,903
                                                                                                        ----------
              TENNESSEE (1.0%)
    7,000     Jackson                                                     5.25          4/01/2023            7,392
    2,125     Johnson City Health and Educational Facilities Board        5.25          7/01/2026            2,007
    1,000     Nashville and Davidson County Health and
                 Educational Facilities Board (INS)                       5.10          8/01/2019              937
    1,255     Shelby County Health, Educational and Housing
                 Facility Board (PRE)                                     6.00          9/01/2016            1,334
      745     Shelby County Health, Educational and Housing
                 Facility Board (PRE)                                     6.00          9/01/2016              792
    1,565     Shelby County Health, Educational and Housing
                 Facility Board (PRE)                                     6.25          9/01/2018            1,667
      935     Shelby County Health, Educational and Housing
                 Facility Board (PRE)                                     6.25          9/01/2018              996
   14,750     Sullivan County Health, Educational and
                 Housing Facilities Board                                 5.25          9/01/2026           14,343
                                                                                                        ----------
                                                                                                            29,468
                                                                                                        ----------
              TEXAS (14.6%)
    1,050     Alamo Community College District (INS)                      5.00         11/01/2020            1,065
    2,300     Austin (INS)                                                5.00         11/15/2024            2,389
    5,610     Austin Utility Systems (INS)                                5.15(b)       5/15/2017            4,785
    1,855     Bastrop ISD (NBGA)                                          5.55(b)       2/15/2014            1,814
    3,030     Bastrop ISD (NBGA)                                          5.55(b)       2/15/2015            2,881
    3,055     Bastrop ISD (NBGA)                                          5.60(b)       2/15/2016            2,831
    3,155     Bastrop ISD (NBGA)                                          5.60(b)       2/15/2017            2,808
    4,540     Bexar County Health Facilities Dev. Corp.                   5.00          7/01/2027            4,259
   32,925     Brazos River Auth.                                          5.38          4/01/2019           32,942
    5,365     Cass County IDC                                             5.35          4/01/2012            5,501
    2,680     Central Regional Mobility Auth., 4.55%, 1/01/2014 (INS)     4.55(a)       1/01/2020            2,223
    3,445     Central Regional Mobility Auth., 4.60%, 1/01/2014 (INS)     4.60(a)       1/01/2021            2,803
      885     Central Regional Mobility Auth.                             5.90(b)       1/01/2022              481
    7,000     Central Regional Mobility Auth.                             6.25(b)       1/01/2024            3,278

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                  COUPON              FINAL            VALUE
(000)         SECURITY                                                    RATE           MATURITY            (000)
------------------------------------------------------------------------------------------------------------------
$   2,500     Central Regional Mobility Auth.                             5.75%         1/01/2025       $    2,581
    2,535     Central Regional Mobility Auth.                             6.50(b)       1/01/2026            1,003
    2,600     Conroe ISD (NBGA)                                           5.00          2/15/2023            2,830
    3,100     Conroe ISD (NBGA)                                           5.00          2/15/2024            3,351
   13,745     Denton ISD (NBGA)                                           5.03(b)       8/15/2023            8,018
   16,500     Denton ISD (NBGA)                                           5.06(b)       8/15/2024            8,996
    1,520     Edgewood ISD (NBGA)                                         4.88          8/15/2019            1,529
    1,595     Edgewood ISD (NBGA)                                         5.00          8/15/2020            1,605
    1,675     Edgewood ISD (NBGA)                                         5.00          8/15/2021            1,685
    3,715     Ennis ISD (NBGA)                                            4.58(b)       8/15/2025            1,975
    3,720     Ennis ISD (NBGA)                                            4.60(b)       8/15/2026            1,874
   40,000     Harris County IDC                                           5.00          2/01/2023           41,325
    1,895     Hidalgo County Health Services Corp.                        4.75          8/15/2017            1,939
      350     Hidalgo County Health Services Corp.                        5.00          8/15/2019              355
    3,805     Hidalgo County Health Services Corp.                        5.00          8/15/2022            3,821
    1,785     Hidalgo County Health Services Corp.                        5.00          8/15/2026            1,670
    4,000     Houston Airport System                                      5.00          7/01/2024            4,279
    7,000     Houston Airport System                                      5.00          7/01/2025            7,400
    3,635     Houston ISD Public Facility Corp. (INS)                     5.35(b)       9/15/2015            3,340
    4,955     Houston ISD Public Facility Corp. (INS)                     5.35(b)       9/15/2015            4,553
    2,635     Houston ISD Public Facility Corp. (INS)                     5.38(b)       9/15/2016            2,313
    6,955     Houston ISD Public Facility Corp. (INS)                     5.38(b)       9/15/2016            6,105
    3,885     Houston ISD Public Facility Corp. (INS)                     5.40(b)       9/15/2017            3,235
    2,485     Houston Public Improvement (INS) (PRE)                      5.00          3/01/2019            2,669
      515     Houston Public Improvement (INS)                            5.00          3/01/2019              546
    2,200     Judson ISD (INS)                                            5.00          2/01/2023            2,355
    1,500     Judson ISD (INS)                                            5.00          2/01/2024            1,599
    1,595     La Porte ISD (INS)                                          5.00          2/15/2022            1,693
    3,535     La Porte ISD (INS)                                          5.00          2/15/2024            3,703
    3,830     Lewisville (INS)                                            5.38          9/01/2015            3,845
    4,555     Lower Colorado River Auth. (INS)                            4.38          5/15/2025            4,557
    2,000     Lower Colorado River Auth. (INS)                            4.38          5/15/2026            1,982
    2,080     Marlin ISD Public Facility Corp., acquired
                 7/22/1998; cost $2,114(d)                                5.85          2/15/2018            2,104
    3,425     Mesquite Health Facilities Dev. Corp.                       5.50          2/15/2025            3,291
    2,040     Midlothian Dev. Auth. (INS)                                 5.00         11/15/2018            2,027
    2,235     Midlothian Dev. Auth. (INS)                                 5.00         11/15/2021            2,087
    8,865     Midlothian Dev. Auth.                                       6.00         11/15/2024            8,689
    1,695     Midlothian Dev. Auth. (INS)                                 5.00         11/15/2026            1,475
    2,650     Midlothian Dev. Auth.                                       5.13         11/15/2026            2,270
    2,500     North Texas Tollway Auth.                                   6.00          1/01/2023            2,752
   15,000     North Texas Tollway Auth.                                   6.00          1/01/2025           16,379
    1,220     Nueces River Auth. (INS)                                    5.00          7/15/2023            1,299
    1,530     Nueces River Auth. (INS)                                    5.00          7/15/2024            1,614
    2,965     Plano ISD (NBGA)                                            4.50          2/15/2023            3,120
    5,435     Port of Corpus Christi IDA                                  5.40          4/01/2018            5,435
   16,265     Port of Corpus Christi IDC                                  5.40          4/01/2018           16,266
    2,000     Red River Education Finance Corp.                           4.38          3/15/2025            2,028
    3,000     Red River Education Finance Corp.                           4.38          3/15/2026            3,029
    8,395     Rockwall ISD (NBGA)                                         5.14(b)       2/15/2022            5,228
    9,205     Sabine River Auth. (INS)                                    4.95          3/01/2018            9,838
    2,000     San Leanna Education Facilities Corp.                       5.00          6/01/2018            2,139
    1,965     San Leanna Education Facilities Corp.                       5.13          6/01/2023            2,001
    1,000     San Leanna Education Facilities Corp.                       5.13          6/01/2024            1,008
    1,545     San Leanna Education Facilities Corp.                       5.13          6/01/2025            1,546
    5,200     Schertz-Cibolo-Universal City ISD (NBGA)                    4.86(b)       2/01/2023            3,072
    3,320     State                                                       5.00          8/01/2016            3,689
    3,750     Tarrant County Cultural Education Facilities
                 Finance Corp.                                            5.25         11/15/2022            3,872
    1,100     Tarrant County Cultural Education Facilities
                 Finance Corp.                                            6.00         11/15/2026            1,066
    8,300     Tarrant County Cultural Education Facilities
                 Finance Corp.                                            5.13          5/15/2027            7,634
    8,000     Tarrant Regional Water District (INS)                       5.25          3/01/2017            8,573
    2,000     Tarrant Regional Water District (INS)                       5.25          3/01/2019            2,131

================================================================================

13  | USAA Tax Exempt Intermediate-Term Fund

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                  COUPON              FINAL            VALUE
(000)         SECURITY                                                    RATE           MATURITY            (000)
------------------------------------------------------------------------------------------------------------------
$   2,000     Tarrant Regional Water District (INS)                       5.25%         3/01/2020       $    2,124
    5,000     Tarrant Regional Water District (INS)                       4.38          3/01/2021            5,309
    7,000     Transportation Commission                                   4.38          4/01/2025            7,195
   13,000     Transportation Commission                                   4.50          4/01/2026           13,483
    4,000     Transportation Commission                                   4.75          4/01/2027            4,175
    3,895     Tyler Health Facilities Dev. Corp.                          5.25          7/01/2011            3,895
    2,125     Tyler Health Facilities Dev. Corp.                          5.25          7/01/2012            2,172
    1,500     Tyler Health Facilities Dev. Corp.                          5.25          7/01/2013            1,562
    7,170     Tyler Health Facilities Dev. Corp.                          5.25         11/01/2019            7,218
    7,945     Tyler Health Facilities Dev. Corp.                          5.25         11/01/2021            7,843
    3,360     Tyler Health Facilities Dev. Corp.                          5.25         11/01/2022            3,290
    3,800     Tyler Health Facilities Dev. Corp.                          5.25         11/01/2023            3,645
    8,745     Tyler Health Facilities Dev. Corp.                          5.25          7/01/2026            8,209
   10,000     Univ. of Texas Board of Regents                             4.25          8/15/2025           10,317
    1,795     Weatherford ISD (NBGA)                                      4.73(b)       2/15/2023            1,072
    1,795     Weatherford ISD (NBGA)                                      4.77(b)       2/15/2024            1,013
    5,970     Williamson County (INS)                                     5.13          2/15/2022            6,650
    1,385     Wylie ISD (NBGA)                                            5.00(b)       8/15/2014            1,344
    1,690     Wylie ISD (NBGA)                                            5.10(b)       8/15/2015            1,595
                                                                                                        ----------
                                                                                                           426,564
                                                                                                        ----------
              UTAH (0.8%)
    4,410     Intermountain Power Agency (INS) (ETM)                      5.00          7/01/2012            4,427
   18,948     Jordanelle Special Service District(c)                     12.00          8/01/2030           19,418
                                                                                                        ----------
                                                                                                            23,845
                                                                                                        ----------
              VERMONT (0.3%)
    9,000     Vermont EDA                                                 5.00         12/15/2020            9,239
                                                                                                        ----------
              VIRGINIA (1.8%)
    1,750     Albemarle County IDA                                        5.00          1/01/2024            1,687
    2,290     College Building Auth.                                      5.00          6/01/2021            2,346
   11,280     College Building Auth.                                      5.00          6/01/2026           11,197
   15,316     Farms of New Kent Community Dev. Auth.                      5.13          3/01/2036            9,425
    3,869     Peninsula Town Center Community Dev. Auth.                  5.80          9/01/2017            4,006
    6,717     Peninsula Town Center Community Dev. Auth.                  6.25          9/01/2024            6,575
    5,331     Peninsula Town Center Community Dev. Auth.                  6.35          9/01/2028            5,131
   10,000     Roanoke EDA                                                 5.00          7/01/2025           10,367
    1,000     Small Business Financing Auth.                              5.13          9/01/2022            1,019
                                                                                                        ----------
                                                                                                            51,753
                                                                                                        ----------
              WASHINGTON (0.5%)
    1,800     Health Care Facilities Auth. (INS)                          5.00         12/01/2023            1,749
    2,000     Health Care Facilities Auth. (INS)                          5.00         12/01/2024            1,897
    2,310     Health Care Facilities Auth. (INS)                          5.00         12/01/2025            2,142
    1,470     Higher Education Facilities Auth.                           5.20         10/01/2017            1,473
    2,000     Housing Finance Commission (INS)                            5.88          7/01/2019            2,002
    5,000     King County Housing Auth. (INS)                             5.20          7/01/2018            4,898
                                                                                                        ----------
                                                                                                            14,161
                                                                                                        ----------
              WISCONSIN (0.7%)
    5,000     Health and Educational Facilities Auth. (INS)               5.13          8/15/2020            5,004
    8,300     Health and Educational Facilities Auth.                     5.13          2/15/2026            7,998
      950     Housing and EDA                                             4.85          9/01/2017              960
    6,000     Sheboygan (INS)                                             5.00          9/01/2015            6,708
                                                                                                        ----------
                                                                                                            20,670
                                                                                                        ----------
              Total Fixed-Rate Instruments (cost: $2,603,981)                                            2,618,876
                                                                                                        ----------

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                  COUPON              FINAL            VALUE
(000)         SECURITY                                                    RATE           MATURITY            (000)
------------------------------------------------------------------------------------------------------------------
              PUT BONDS (6.1%)

              ALABAMA (0.4%)
$  10,900     Baptist Health Care Auth.                                   6.00%        11/15/2024       $   11,265
                                                                                                        ----------
              ARIZONA (0.5%)
   12,500     Maricopa County                                             6.00          5/01/2029           13,576
                                                                                                        ----------
              CALIFORNIA (0.1%)
    3,000     Health Facilities Financing Auth.                           4.95          7/01/2026            3,265
                                                                                                        ----------
              FLORIDA (0.8%)
    7,375     Miami-Dade County IDA                                       4.00         10/01/2018            7,722
   16,000     Putnam County Dev. Auth. (INS)                              5.35          3/15/2042           17,369
                                                                                                        ----------
                                                                                                            25,091
                                                                                                        ----------
              ILLINOIS (0.3%)
    7,500     Educational Facilities Auth.                                4.75         11/01/2036            8,201
                                                                                                        ----------
              LOUISIANA (0.5%)
   14,000     Public Facilities Auth.                                     7.00         12/01/2038           14,290
                                                                                                        ----------
              MASSACHUSETTS (0.2%)
    6,000     Dev. Finance Agency                                         5.75         12/01/2042            6,655
                                                                                                        ----------
              MICHIGAN (1.0%)
   15,000     Hospital Finance Auth.                                      6.00         12/01/2034           17,867
   10,550     Strategic Fund Ltd. (INS)                                   4.85          9/01/2030           10,604
                                                                                                        ----------
                                                                                                            28,471
                                                                                                        ----------
              NEW MEXICO (1.0%)
   10,000     Farmington                                                  4.75          6/01/2040            9,803
   20,000     Farmington                                                  5.20          6/01/2040           20,258
                                                                                                        ----------
                                                                                                            30,061
                                                                                                        ----------
              OHIO (0.3%)
    8,000     Air Quality Dev. Auth.                                      5.75          6/01/2033            9,035
                                                                                                        ----------
              TEXAS (0.7%)
    3,340     Beaumont Multifamily Housing Finance Corp. (NBGA)           4.70         12/15/2031            3,382
   15,000     North State Tollway Auth.                                   6.00          1/01/2038           16,089
                                                                                                        ----------
                                                                                                            19,471
                                                                                                        ----------
              WISCONSIN (0.3%)
    9,000     Madison                                                     4.88         10/01/2027            9,266
                                                                                                        ----------
              Total Put Bonds (cost: $168,257)                                                             178,647
                                                                                                        ----------
              PERIODIC AUCTION RESET BONDS (0.0%)

              OKLAHOMA (0.0%)
    5,900     Tulsa County Industrial Auth., acquired
                 7/20/2006; cost $5,900(d),(f)                            0.30          1/01/2039            1,180
                                                                                                        ----------

================================================================================

15  | USAA Tax Exempt Intermediate-Term Fund

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                                  COUPON              FINAL            VALUE
(000)         SECURITY                                                    RATE           MATURITY            (000)
------------------------------------------------------------------------------------------------------------------
              VARIABLE-RATE DEMAND NOTES (3.1%)

              CALIFORNIA (0.1%)
$   3,580     State (LIQ)(LOC - Dexia Credit Local)(c)                    2.60%         8/01/2027       $    3,580
                                                                                                        ----------
              ILLINOIS (1.1%)
   31,800     State (LIQ)                                                 3.10         10/01/2033           31,800
                                                                                                        ----------
              MASSACHUSETTS (0.1%)
    2,400     State (LIQ)(LOC - Dexia Credit Local)(c)                    2.25          9/01/2024            2,400
                                                                                                        ----------
              MISSOURI (0.5%)
   15,000     St. Louis International Airport (LIQ)(LOC - Dexia
                 Credit Local)(c)                                         2.50          7/01/2017           15,000
                                                                                                        ----------
              NEW JERSEY (0.3%)
    7,940     EDA (LIQ)(LOC - Dexia Credit Local)(c)                      2.45          9/01/2022            7,940
                                                                                                        ----------
              NEW YORK (1.0%)
   30,725     New York City Transitional Finance Auth.
                 (LOC - Dexia Credit Local)                               1.50         11/01/2022           30,725
                                                                                                        ----------
              Total Variable-Rate Demand Notes (cost: $91,445)                                              91,445
                                                                                                        ----------
              TOTAL INVESTMENTS (COST: $2,869,583)                                                      $2,890,148
                                                                                                        ==========

================================================================================

                                                  Portfolio of Investments |  16

================================================================================

($ IN 000s)                                                    VALUATION HIERARCHY
                                                               -------------------
                                                   (LEVEL 1)
                                                 QUOTED PRICES     (LEVEL 2)
                                                   IN ACTIVE         OTHER          (LEVEL 3)
                                                    MARKETS       SIGNIFICANT      SIGNIFICANT
                                                 FOR IDENTICAL     OBSERVABLE      UNOBSERVABLE
ASSETS                                               ASSETS          INPUTS           INPUTS                TOTAL
-----------------------------------------------------------------------------------------------------------------
FIXED-RATE INSTRUMENTS                           $          --    $ 2,618,876      $         --     $   2,618,876
PUT BONDS                                                   --        178,647                --           178,647
PERIODIC AUCTION RESET BONDS                                --             --             1,180             1,180
VARIABLE-RATE DEMAND NOTES                                  --         91,445                --            91,445
-----------------------------------------------------------------------------------------------------------------
Total                                            $          --    $ 2,888,968      $      1,180     $   2,890,148
-----------------------------------------------------------------------------------------------------------------

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                    PERIODIC AUCTION RESET BONDS
--------------------------------------------------------------------------------
Balance as of March 31, 2011                                              $1,770
Purchases                                                                      -
Sales                                                                          -
Transfers into Level 3                                                         -
Transfers out of Level 3                                                       -
Net realized gain (loss)                                                       -
Change in net unrealized appreciation/depreciation                          (590)
--------------------------------------------------------------------------------
Balance as of June 30, 2011                                               $1,180
--------------------------------------------------------------------------------

For the period of April 1, 2011, through June 30, 2011, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

17  | USAA Tax Exempt Intermediate-Term Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

June 30, 2011 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this quarterly report pertains only to the USAA Tax Exempt Intermediate-Term Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely-used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

================================================================================

18  | USAA Tax Exempt Intermediate-Term Fund

================================================================================

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include fixed-rate instruments, put bonds, and periodic auction reset bonds, valued based on methods discussed in Note A1, and variable-rate demand notes, which are valued at amortized cost.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

For the securities valued using significant unobservable inputs on June 30, 2011, market quotations from the pricing services were not determinative of fair value. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Trust's Board of Trustees. These unobservable inputs included risk premium adjustments reflecting the amount the Manager assumed market participants would demand because of the risk (uncertainty) in the cash flows from the securities and other information related to the securities such as current yields, economic conditions, and any other relevant information. Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D. As of June 30, 2011, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of June 30, 2011, were $88,758,000 and $68,193,000, respectively, resulting in net unrealized appreciation of $20,565,000.

================================================================================

19  | USAA Tax Exempt Intermediate-Term Fund

================================================================================

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $2,924,046,000 at June 30, 2011, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES

(a) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.
(b) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(c) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(d) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at June 30, 2011, was $11,283,000, which represented 0.4% of the Fund's net assets.
(e) Currently the issuer is in default with respect to interest and/or principal payments.
(f) Security was fair valued at June 30, 2011, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.

================================================================================

                                         Notes to Portfolio of Investments |  20


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.







                                SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended June 30, 2011

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    08/26/2011
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:      08/26/2011
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     08/26/2011
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.